                                                Registration No. 333-86067
                                                File No. 811-09561


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]


      Pre-Effective Amendment No. 1                                        [X]
      Post-Effective Amendment No.                                         [ ]
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

      Amendment No. 1                                                      [X]


                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                      C/O CENTURY CAPITAL MANAGEMENT, INC.
               ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS  02109
             (Address of Principal Executive Offices)  (Zip Code)

                                (617) 482-3060
             (Registrant's Telephone Number, including Area Code)

                              RICHARD F. COOK, JR.
                        CENTURY CAPITAL MANAGEMENT, INC.
               ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS  02109
                    (Name and Address of Agent for Service)

                                 with copies to:
                            MATTHEW C. DALLETT, ESQ.
                               PALMER & DODGE LLP
                ONE BEACON STREET, BOSTON, MASSACHUSETTS  02109

Approximate Date of Proposed Public Offering

      As soon as practicable after effective date of registration statement

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby undertakes that it will amend the registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), shall determine.

  The information in this Prospectus is not complete and may be changed. We may not sell any shares of the Fund until the Registration Statement filed with the Securities and Exchange Commission, of which this Prospectus is a part, is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.




                          CENTURY SMALL CAP SELECT FUND

                              _________ __, 1999



The investment objective of Century Small Cap Select Fund is long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of smaller companies that exhibit attractive growth and valuation characteristics.



The United States Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any contrary representation is a criminal offense.

                         INFORMATION IN THIS PROSPECTUS

                                                                            Page
Important Information About the Fund ......................................    3
      Investment Objective ................................................    3
      Principal Investment Strategies .....................................    3
      Principal Investment Risks ..........................................    5
      Fund Performance ....................................................    7
      Fund Fees and Expenses ..............................................    8

Management of the Fund ....................................................    9


Shareholder Information ...................................................   10
      Pricing of Fund Shares ..............................................   10
      Purchasing Shares ...................................................   10
      Redeeming Shares ....................................................   13
      Shareholder Account .................................................   15
      Dividends and Distributions .........................................   15
      Tax Consequences ....................................................   16

Distribution Arrangements .................................................   16

How to Obtain More Information ............................................   18

                      IMPORTANT INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE:  The Fund's goal is long-term capital growth.

PRINCIPAL INVESTMENT   The Fund seeks to achieve its goal by investing in
STRATEGIES:            a diversified portfolio of common and preferred
                       stocks, and securities convertible into common stock, of smaller companies that exhibit attractive growth and valuation characteristics. These companies mainly will be based in North America, including Bermuda.


                       The Adviser seeks out companies whose stock prices do not adequately reflect their potential rate of growth in revenues, earnings, market share, dividends or book value. The Adviser focuses specifically upon the quality of management and other factors affecting growth potential, financial strength and underlying value. The Adviser's investment strategies emphasize the following:

                       o Fundamental research - The Adviser primarily follows a "bottom-up" approach to portfolio construction, including meetings with company managements, creating proprietary earnings models and analyzing the fundamental merits of each individual stock.

                       o Growth objectives - The Adviser seeks to invest in companies that it believes are capable of growing revenues and earnings faster than industry averages over an extended period of time. The Adviser seeks to invest in these companies at attractive points in the growth cycle, and believes that the expertise gained from more than 70 years' investing in "risk management" businesses by Century Shares Trust (also managed by the Adviser) makes it well positioned to do so.


                       o Value orientation - The Adviser evaluates individual investment ideas on a risk-adjusted return basis with a bias towards:

                             - Lower price-to-earnings and price-to-book value ratios relative to growth assumptions


                             -  Companies that display leadership
                                characteristics, as reflected in a strong management team, low operating costs, sustainable/improving profit margins and/or product innovations


                             - Companies with recurring revenues and cash flows from operations and a history of conservative balance sheet accounting.


                       o Long-term investment horizon - The Adviser generally seeks to invest for the long-term, with buying and selling decisions affected primarily by changes in industry or company fundamentals.


                       o Tax efficiency - The Adviser seeks to maximize after-tax total return in the context of its other objectives.


                       The Adviser will concentrate the major part of the Fund's investments in the group of industries that participate in the process of managing risks for people, businesses, and institutions. The companies in this group of industries -- the financial services and health care industries -- address individual and business needs relating to property-casualty and commerce risks, retirement, health, life cycle and other demographic issues. The Adviser believes that these "risk management" businesses represent segments of the economy that are changing rapidly and of growing importance with changes in global commerce, technology and population demographics.

                       o These businesses include insurance, banking, asset management, retirement planning, worksite marketing, transaction processing and business outsourcing, health maintenance organizations (HMOs) and other providers specializing in illness treatment and prevention and life cycle management issues.

                       o Changes contributing to the growth of this group of industries in the global economy include:

                              - globalization and deregulation - growing
                                ------------------------------
                                interdependence between foreign markets and the need to improve market efficiency;

                              - shifting demographics - aging of the populace
                                ---------------------
                                and the corresponding demands on retirement and estate planning, long-term care, and government entitlement programs; and

                              - technology - internet, electronic communications
                                ----------
                                and networking infrastructure and their impact on changing market share and market conditions.


                       o These businesses currently represent approximately 30% of the United States Gross Domestic Product, and a similar percentage of the market capitalization of the companies included in the Russell 2000 Index and Standard and Poor's 500 Index.


                       Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies having market capitalizations at the time of investment of up to $1.5 billion (or as defined by the largest companies in the Russell 2000 Index, if greater) and at least 80% of its total assets in companies based in North America. The balance would be invested in larger companies, in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and other equity securities of foreign issuers.


PRINCIPAL INVESTMENT   You take on investment risk when you purchase
RISKS:                 shares of the Fund.  The market prices of stocks
                       in which the Fund invests fluctuate, sometimes quickly and widely, with changes in the financial condition of the companies and with changing investor perceptions.
                       General economic and political factors and industry specific issues, such as competition or technological advances, also affect market prices. The share price of the Fund may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Fund.

                       In addition, the Fund's investment strategies expose investors to the particular risks of investing in the stocks of smaller and foreign companies and companies involved in risk management businesses, including the following.

                       o Smaller Companies. The Fund invests mainly in smaller companies. While these companies may offer greater opportunities for long-term capital appreciation than larger, more established companies, they will generally have more limited product lines or markets, more limited access to financial markets, and less depth in management. As a result they involve substantially greater risk of loss. Securities of smaller companies also may have more volatile prices and be harder to sell at certain times than the stocks of large companies.

                       o Foreign Securities. While investments in foreign securities may provide opportunities different from those available in the U.S., they also present risks that may be greater than with U.S. investments. These risks include less public information about issuers of securities, less governmental supervision in how securities are issued or sold, higher transaction costs and the possible imposition of foreign taxes. Changes in value of a foreign currency against the U.S. dollar will change the value of securities denominated in the foreign currency, even without any change in the company's fundamentals. Investing in countries outside the U.S. may also involve political risk. In addition, securities of companies in emerging countries may be harder to sell and their prices may be more volatile than securities of companies in the U.S. and other developed countries.


                       o Sector Focus. Similar to concentrated investing in any other group of industries, the Adviser expects that the Fund's investment strategies will expose investors to the particular risks of investing in businesses involved with risk management. Various special factors may adversely affect the value of such stocks. These include changes in government regulation, interest rates, claims activity, exposures to natural and man-made disasters, and changing birth, mortality and morbidity rates.


                       o Year 2000. Although the Adviser takes steps to assess the status of so-called "Year 2000 problem" compliance as reported by portfolio companies owned by the Fund, this review is necessarily limited by the varied quality of their Year 2000 reporting. In addition, insurance companies may be adversely affected by the Year 2000 problems of their insureds, and other financial services companies will be harmed by any disruptions in the economy generally. Despite the Adviser's efforts, you should understand that the Year 2000 issue may have a material adverse effect on the companies held in the portfolio, which could reduce the value of your shares in the Fund, and in any event may materially affect the securities markets and the economy generally.

                          Based on a review of its equipment and software and the information provided by the Fund's custodian and shareholder servicing firm, the Adviser currently believes that the services it provides the Fund will not be materially affected by Year 2000 problems with its computer systems or those of its vendors. However, failure by the Adviser or any other party to address all Year 2000 issues affecting their systems could disrupt the Fund's functions, such as calculations of net asset value, purchases and redemptions, or shareholder reporting, which could have a material adverse effect on the Fund and its shareholders.

                       Temporary Defensive Strategies

                       In managing the Fund's exposure to risk, the Adviser may use alternative strategies, including any of the following, if it believes that a temporary defensive position is advisable. These may include times of adverse market, political or economic conditions.

                       o The Fund may invest without limit in United States corporate and government debt obligations.

                       o The Fund may invest more than 35% of its assets in larger companies.


                       o The Fund may invest more than 20% of its assets in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and other equity securities of non-North American issuers.


                       o The Fund may hold cash or cash equivalents, or money market securities, without limit in domestic or foreign currencies.

                       To the extent the Fund makes such investments, it may not achieve its investment objectives.

--------------------------------------------------------------------------------



YOU MAY WANT TO INVEST IN THE FUND IF YOU:
o Are seeking to complement your existing equity holdings with a smaller capitalization growth fund
o Are seeking a stock fund that emphasizes the less-profiled stocks of smaller companies, or
o  Are seeking growth of your capital over a long-term investment horizon.


YOU MAY NOT WANT TO INVEST IF YOU:
o  Are seeking a significant amount of current dividend income
o Are unwilling to accept the potentially greater risks of smaller or foreign companies, or
o  Have short-term investment goals or needs.
--------------------------------------------------------------------------------

FUND PERFORMANCE


Historical performance information for the Fund is not included in this Prospectus because the Fund is new and has not operated for a full calendar year. Performance information will be available once the Fund has been in operation for a full calendar quarter. As with any mutual fund, past performance of the Fund is not necessarily an indication of future performance.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of either class of the Fund.

Shareholder Fees

(fees paid directly from your
   investment):                            Investor Shares  Institutional Shares
                                           ---------------  --------------------


o  Maximum Sales Charge (Load)
   Imposed on Purchases                           NONE             NONE
o  Maximum Deferred Sales Charge (Load)           NONE             NONE
o  Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends or other
   Distributions                                  NONE             NONE
o  Redemption Fee on shares held less than
   180 days (as a % of amount redeemed)*         1.00%            0.75%
o  Exchange Fee                                   NONE             NONE

----------
* The Fund will deduct a short-term trading fee in the specified percentage from the redemption proceeds if you sell your shares after holding them less than 180 days. This fee is paid to the Fund (for the shareholders' benefit) rather than the Adviser or any broker, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.


Annual Fund Operating Expenses

(expenses that are deducted from
  Fund assets):                            Investor Shares  Institutional Shares
                                           ---------------  --------------------


o  Management Fees**                             0.95%            0.95%
o  Distribution and Service (12b-1) Fees         0.25%             NONE
o  Other Expenses**                              0.91%            0.81%
o  Total Annual Fund Operating Expenses          2.11%            1.76%

----------
** Less Fees Waived and Expenses Reimbursed      0.31%            0.31%
   Net Total Annual Fund Operating Expenses      1.80%            1.45%

   The Adviser has voluntarily agreed both to waive the indicated portion of its management fee for both classes and also to reimburse certain other expenses, with the combined result that total annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed the indicated percentages. Although these waiver and expense reimbursement arrangements may be revoked at any time, the Adviser currently plans to continue these arrangements until at least February 1, 2001.

***"Other Expenses" represent an estimate of the transfer agent fees and custodial, accounting, legal and certain other expenses for the Fund's first full fiscal year.


Expenses may vary in future years. The Adviser may at any time bear any organizational or operational expenses of the Fund, subject to reimbursement by the Fund or the respective class. The Adviser may discontinue any such program at any time without notice.

EXAMPLE

      This EXAMPLE is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the
same. Although your actual                                     1 year    3 years
costs may be higher or lower,                                  ------    -------
based on these assumptions              Investor Shares         $214      $661
your costs would be:+                   Institutional Shares    $179      $554

----------
+ Using the assumptions set forth
  above, except that the Fund's net
  operating expenses as set forth                              1 year    3 years
  in the expense table apply                                   ------    -------
  throughout the 1- and 3 year          Investor Shares         $183      $148
  periods, your costs would be:         Institutional Shares    $566      $459


                             MANAGEMENT OF THE FUND

      Century Capital Management, Inc., which was organized in April 1992, is the Fund's investment adviser. The Adviser's address is One Liberty Square, Boston, Massachusetts 02109. The Adviser also is the investment adviser to Century Shares Trust, a registered investment company, as well as limited partnerships the investors in which are principally institutions.

      The Adviser has discretionary authority to invest the Fund's assets. The Fund's investments are managed by an investment committee consisting of officers of the Adviser. The Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for the Fund's operation. Such services include providing office space, equipment and facilities, supervising relations with service providers (such as the Fund's custodian, transfer agent, accountants and attorneys), preparing shareholder communications, conducting shareholder relations, maintaining the Fund's existence and records, and maintaining the Fund's registration and qualification for sale of its shares.


      The Fund pays the Adviser a management fee at the end of every month. The fee will be determined and accrued on a daily basis by calculating a basic fee equal to 0.95% per annum, dividing it by 365, and applying the result to the Fund's closing net assets for the day.


                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES


      The price at which you may purchase or redeem Fund shares is based on the Fund's daily net asset value. Net asset value is the market value of the Fund's investments plus cash, receivables and any other Fund assets, less liabilities. Dividing the Fund's net asset value by the number of shares outstanding produces the net asset value per share. The price at which you purchase or redeem Fund shares is the net asset value per share as next determined after we receive your order.


      For securities for which the primary market is in the United States, market value is the closing (last sale) price on the principal exchange for securities listed on national exchanges and the bid price for unlisted securities. The Fund values most equity securities for which the primary market is outside the United States using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the Fund would normally use the last evaluated quote or closing bid price. If these procedures cannot be used in any instance or, in the opinion of the Trustees or a Fund committee, the value of a security as determined in accordance with these procedures does not represent its fair value, the value may be taken to be an amount that, in the opinion of the Trustees or such committee, represents fair value on the basis of all available information.


      The net asset value per share is computed by the Fund's custodian bank, State Street Bank and Trust Company, as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., New York City time) each day that the Exchange is open for trading. The New York Stock Exchange is closed on national holidays (except Columbus Day and Veteran's Day) and Good Friday. Net asset value would be computed on other days if there were a sufficient degree of trading in the Fund's portfolio securities that current net asset value might be materially affected. To the extent the Fund has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when you will not be able to purchase or redeem shares.


PURCHASING SHARES

      The Fund currently offers two classes of shares. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and likely will have different share prices. Be sure to specify which class of shares you are purchasing. If you do not, your investment will be made in Investor Shares.


      You may purchase shares of either class by check or wire transfer. If you are already a shareholder, you may purchase additional shares by telephone. The Fund is a "no-load" fund, so you pay no sales commissions on a purchase directly from the Fund. The minimum initial investment for Investor Shares is $1,000; the minimum investment for subsequent purchases is $50. For Institutional Shares, the minimum initial investment is $250,000; there is no minimum for subsequent investments. For investors purchasing Institutional Shares through registered investment advisers, institutions such as trusts or foundations, or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet the minimum. The minimum for Institutional Shares does not apply to accounts of employees of the Adviser and its affiliates or related persons.

      If the value of your Institutional Share account is below $150,000 following any redemption or transfer by you, you will have a 30-day period in which to invest an amount sufficient to restore the account value to at least $250,000. If not, the entire account will thereupon be converted to Investor Shares. You should consult your tax adviser as to the consequences of such a conversion in your case. No transfer of Institutional Shares may be made unless the recipient's account value is at least $150,000 following the transfer.

      You may request prospectuses, sales literature and applications from the Fund at the address and telephone number listed at the back of this prospectus. The Fund may reject all or part of any order to buy Fund shares. The Fund may be closed to new investors, temporarily or permanently, without advance notice to investors. The Fund retains discretion to waive or to reduce any minimum investment requirements.


      Delivery Instructions. To make an initial investment, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:


      for Investor Shares:

      By Regular Mail                    By Overnight Express or Hand Delivery
      ---------------                    -------------------------------------
      Century Small Cap Select Fund      Boston Financial Data Services
      P.O. Box 8329 1978                 Attn:  Century Small Cap Select Fund
      Boston, MA 02266-8329              Two Heritage Drive
                                         North Quincy, MA 02171

      for Institutional Shares:

      By Regular Mail                    By Overnight Express or Hand Delivery
      ---------------                    -------------------------------------
      Century Small Cap Select Fund      State Street Bank and Trust Company
      Transfer Agent Operations          Attn: Century Small Cap Select Fund
      P.O. Box 1978                      Transfer Agent Operations
      Boston, MA 02105-1978              One Heritage Drive Mail Stop P/5 South
                                         North Quincy, MA  02171


Your purchase request will be completed and your shares will be purchased at the net asset value per share next computed after your Application and investment are received in proper form.

      Purchases by Check. You should make your check payable to Century Small Cap Select Fund for the requested purchase amount. The Fund will not accept cash, third party checks, or checks drawn on banks located outside of the United States. If your purchase order for shares is cancelled because your check does not clear, you will be responsible for any loss incurred by the Fund; existing shareholders may have shares redeemed from their account to reimburse any loss.

      Wire and Electronic Transfers. You may purchase shares by having your bank send a wire transfer to the Fund's custodian bank. Your bank may charge you a fee for a wire transfer. If you wish to send a wire transfer, notify us before the funds are wired by telephone: 800-321-1928 or 617-482-3060. Use the following wire transfer instructions:


      State Street Bank and Trust Company
      ABA # 011000028; DDA #11858990
      Credit: Century Small Cap Select Fund
      insert your Shareholder Registration Name and Account Number


      You may purchase additional shares of the Fund by having amounts automatically withdrawn from your bank account on a periodic basis. For more information and to receive the documentation required for this program, call the Fund at 800-321-1928 or 617-482-3060.

      Telephone Purchases. If you currently have an active account, you may make subsequent investments by telephone in accordance with policies established by the Fund. You can call us at 800-303-1928 or 617-482-3060 to inquire about a telephone purchase or to place your order. The purchase price will be the net asset value per share next computed after receiving your order. Payment for shares purchased by telephone must be received within seven days or the order is subject to cancellation. At its discretion, the Fund may accept telephone orders from non-shareholders or securities dealers.


      Transactions Through Intermediaries. You may purchase or redeem shares of the Fund through intermediaries such as certain broker-dealers, "fund supermarkets," investment professionals, retirement accounts or other vehicles. An intermediary may charge you a fee for its service, and it may have procedures for purchasing and redeeming shares and account features differing from those that would apply if you deal directly with the Fund. An intermediary may be a designated agent of the Fund. If so, orders it accepts for the purchase of shares at any time until the daily computation of the Fund's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those orders to the Fund separately for execution at the net asset value next computed after that business day.


      General Policies. The Fund reserves the right to reject any order to purchase shares. In particular, the Fund may reject orders from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Fund. If your order to purchase shares is accepted and processed, you may not cancel or revoke the purchase, but you may redeem the shares purchased.

REDEEMING SHARES

      You may redeem shares of the Fund by sending a written request for redemption to the Fund. The request should be delivered as follows:


      for Investor Shares:

      By Regular Mail                    By Overnight Express or Hand Delivery
      ---------------                    -------------------------------------
      Century Small Cap Select Fund      Boston Financial Data Services
      P.O. Box 8329                      Attn:  Century Small Cap Select Fund
      Boston, MA 02266-8329              Two Heritage Drive
                                         North Quincy, MA  02171

      for Institutional Shares:

      By Regular Mail                    By Overnight Express or Hand Delivery
      ---------------                    -------------------------------------
      Century Small Cap Select Fund      State Street Bank and Trust Company
      Transfer Agent Operations          Attn: Century Small Cap Select Fund
      P.O. Box 1978                      Transfer Agent Operations
      Boston, MA 02105-1978              One Heritage Drive Mail Stop P/5 South
                                         North Quincy, MA  02171


In your written request, you must (1) indicate the number of shares or dollar amount to be redeemed, (2) provide your shareholder account number, and (3) have each record owner sign the request exactly as the shares are registered (e.g., a trustee or custodian must sign as such). The Fund does not permit redemption by telephone, fax, or email. You also may redeem shares through intermediaries as described above in "Purchase of Fund Shares."

      Redemption orders are processed at the net asset value per share next computed after receiving your order in good form. The price you receive in a redemption may be more or less than the price you paid when you purchased your shares and may result in a taxable capital gain or loss.

      Required Documentation. Certain redemption requests must include a signature guarantee, which is an established commercial practice designed to protect you and the Fund from fraud. You must include a signature guarantee if:
(1) you wish to sell more than $10,000 worth of shares, (2) you wish to have the redemption proceeds sent to an address different than that registered in your account, (3) you have changed your registered address within the last 60 days, or (4) you wish to have the redemption proceeds made payable to a person who is not the registered account owner. The signature guarantee must apply to the signature of each record owner on your account. You may obtain a signature guarantee from a participant in the Medallion signature guarantee program, such as a bank, credit union, or securities broker-dealer. A notary public cannot provide a signature guarantee.

      Shares owned by corporations, trusts, partnerships, estates or other entities are subject to special rules regarding documentation required for redemption. These shareholders should call the Fund at 800-303-1928 or 617-482-3060 to obtain specific instructions for their situation.

      Payment for Redeemed Shares. Your redemption will be paid by a check drawn on the Boston bank account of the Fund. This check will normally be sent to you not later than seven days from the effective redemption date. The Fund may, in the exercise of its sole discretion, make payment by an alternative method.


      If you redeem shares within 180 days of their acquisition, the Fund will deduct a redemption fee from the proceeds payable to you. The redemption fee is 1.00% of the net asset value of Investor Shares redeemed, and 0.75% of the net asset value of Institutional Shares redeemed. This fee is retained by the Fund for the shareholders' benefit (and does not accrue to the Adviser) in order to offset the brokerage commissions, market impact, and other costs associated with the fluctuation in Fund asset levels and cash flow caused by shorter term shareholder trading. In determining whether a redemption fee is payable when shares are redeemed, unless you instruct the Fund otherwise in writing, the Fund will first redeem shares that are not subject to the fee and then will redeem other shares in the order in which you purchased them. The redemption fee does not apply to conversions from Investor Shares to Institutional Shares or vice versa, but it does apply to shares acquired as a result of reinvesting dividends or other distributions. The fee also applies to any redemption made for the purpose of investing in any other mutual fund managed by the Adviser.


      The Fund is permitted to deliver assets in kind (in whole or in part) instead of cash for large redemptions. This might apply if, over any 90-day period, you redeem shares for an amount in excess of $250,000 or 1% of the total net asset value of the Fund, whichever is lesser. If you receive a redemption in kind, you may incur brokerage costs in converting securities received into cash.


      Possible Redemption Delays. If you have recently purchased shares by check and you wish to redeem those shares, the Fund may delay payment of the redemption proceeds until the check has cleared, which may take up to 15 calendar days from the purchase date.


      As with all mutual funds, the Fund may suspend redemptions and defer payment when the New York Stock Exchange is closed (other than weekends or holiday) or trading on that Exchange is restricted, as permitted by the Securities and Exchange Commission, or during any emergency making it impractical for the Fund to dispose of its securities or value its assets.

SHAREHOLDER ACCOUNT

      The Fund bears the cost to maintain your shareholder account. However, the Fund may charge you a fee to cover its additional costs if you request a duplicate confirmation statement of a transaction or a historical transcript of your account. The Fund reserves the right on 60 days' prior written notice to impose charges to cover other administrative costs.

      Because small accounts result in relatively higher administration costs, the Fund reserves the right to redeem shares in any account the value of which falls below $500 following any redemption by you. The Fund will notify you before doing so in order to allow you to increase your account balance above the minimum level. The Fund also may at any time redeem your shares if you have failed to provide required taxpayer identification number certification. You will not receive share certificates from the Fund.

      You should communicate changes of address or other account information to the Fund at:


      For Investor Shares:

      By Regular Mail                    By Overnight Express or Hand Delivery
      ---------------                    -------------------------------------
      Century Small Cap Select Fund      Boston Financial Data Services
      P.O. Box 8329                      Attn:  Century Small Cap Select Fund
      Boston, MA 02266-8329              Two Heritage Drive Mail Stop P/5 South
                                         North Quincy, MA  02171

      for Institutional Shares:

      By Regular Mail                    By Overnight Express or Hand Delivery
      ---------------                    -------------------------------------
      Century Small Cap Select Fund      State Street Bank and Trust Company
      Transfer Agent Operations          Attn: Century Small Cap Select Fund
      P.O. Box 1978                      Transfer Agent Operations
      Boston, MA 02105-1978              One Heritage Drive  Mail Stop P/5 South
                                         North Quincy, MA  02171


DIVIDENDS AND DISTRIBUTIONS

      The Fund distributes annually to shareholders its net investment income in the form of income dividends. Net investment income represents the dividends, interest and other income earned from its investments, less its expenses. The Fund will make income dividend payments at least annually.

      The Fund also distributes annually to shareholders its net realized capital gains in the form of capital gain distributions. These distributions represent capital gains realized by the Fund on its investments, less any capital losses.

      The Fund will reinvest your income dividends and capital gain distributions in additional shares of the Fund unless you choose one of the following options:

         o Income Option - you will receive income dividends in cash and have capital gain distributions reinvested; or
         o Cash Option - you will receive both income dividends and capital gain distributions in cash.

You should indicate your choice in the Application you complete with your initial share purchase. You may change your choice at any time by writing the Fund.

TAX CONSEQUENCES

      If your shares are not held in a tax-advantaged retirement account, you should be aware of the following federal tax implications of investing in the Fund.

      Income dividends and capital gains distributions are generally subject to federal income tax, and may also be subject to state or local taxes. Capital gain distributions may be taxable at different rates, depending on the length of time the Fund holds its assets. At the present time, for federal tax purposes both income dividends and short-term capital gains distributions are taxable to you as ordinary income. Long-term capital gain distributions are generally taxable to you as long-term capital gains regardless of the length of time you have owned Fund shares. Any taxable distributions you receive will generally be taxable whether you receive them in cash or reinvest them in shares of the Fund.

         o If you purchase shares of the Fund shortly before a distribution, you will be "buying a dividend" and you will effectively receive back a portion of your investment in the form of a taxable income dividend or capital gains distribution.

      When you redeem shares, including for purposes of purchasing shares in any other mutual fund managed by the Adviser, you may realize a taxable capital gain or loss for federal income tax purposes. You will realize a taxable capital gain if the price you receive on redemption is greater than the cost of the shares that you redeem.

      This is only a summary of certain federal income tax consequences. You should consult your tax adviser about state and other taxes, as well as your particular tax situation.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTION AND SERVICE (12B-1) PLAN

      The Fund has adopted a Distribution and Service Plan for the Investor Shares to pay certain distribution and other expenses, such as for advertising, compensation of brokers and others for selling Investor Shares, printing and mailing prospectuses other than to existing shareholders, preparing, printing and mailing sales literature, and providing certain services to Investor class shareholders. The asset-based fee increases the Investor class expenses by up to 0.25% of the net assets of that class per year. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in Investor Shares and may ultimately cost you more than other types of sales charges. There are no comparable fees paid by the Institutional Shares.

                                  * * * * *

      A table of "Financial Highlights" is not included in this Prospectus because the Fund has not yet completed a fiscal year of investment operations.

                         HOW TO OBTAIN MORE INFORMATION

A Statement of Additional Information (SAI) for the Fund dated ______________, 1999, includes additional information about the Fund. The SAI is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). Information about the Fund's investments also will be available in its annual and semi-annual reports to shareholders. The Fund's annual report will include a discussion of the market conditions and investment strategy that significantly affected the Fund's performance during its fiscal year.

The SAI and the Fund's annual and semi-annual reports and other information are or will be available, without charge, upon request to the Fund. Investors may contact the Fund by calling 1-800-321-1928, by sending e-mail to "email@centurycap.com" or by writing to:

                          Century Small Cap Select Fund
                      c/o Century Capital Management, Inc.
                               One Liberty Square
                           Boston, Massachusetts 02109

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov; copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                Investment Company Act File Number ___________

                          CENTURY SMALL CAP SELECT FUND

                               One Liberty Square
                           Boston, Massachusetts 02109
                          800-321-1928 or 617-482-3060
                              email@centurycap.com





                       STATEMENT OF ADDITIONAL INFORMATION

                            _______________, 1999

Century Capital Management Trust (Trust) is registered as an open-end management company. Century Small Cap Select Fund (Fund) is a series of the Trust.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS. It supplements the Fund's Prospectus dated __________, 1999 and should be read together with the Prospectus. You may obtain a copy of the Prospectus free of charge by writing, calling or sending an email to the Fund.

                      -----------------------------------

                                TABLE OF CONTENTS


The Fund ..................................................................    2
The Fund's Investment Policies and Related Risks ..........................    2
Management of the Fund ....................................................    6
Control Persons and Principal Holders of Securities .......................    8
Investment Advisory and Other Services ....................................    8
Brokerage Allocation and Other Practices ..................................   10
Capital Stock and Other Securities ........................................   10
Purchase, Redemption and Pricing of Shares ................................   12
Taxation of the Fund ......................................................   13
Calculation of Performance Data ...........................................   13


                      -----------------------------------

                                    THE FUND

      Century Small Cap Select Fund is the initial series of the Trust, which is a "Massachusetts business trust." The Trust and the Fund were organized under the laws of Massachusetts in August 1999.

               THE FUND'S INVESTMENT POLICIES AND RELATED RISKS


      The Fund operates as a diversified, open-end management investment company. The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, Century Capital Management, Inc. (Adviser), can select for the Fund. It also provides information about additional strategies that the Fund may use to try to achieve its investment objective. There can be no assurance that the Fund will achieve its objective.


      The composition of the Fund's portfolio and the techniques and strategies that the Adviser may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      Investments in Smaller Company Equity Securities. The Fund focuses its investments in equity securities of smaller companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization at the time of investment of up to $1.5 billion (or as defined by the largest companies in the Russell 2000 Index, if greater). The Fund also expects to hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities having small market capitalization, the Fund may decrease this allocation for temporary defensive reasons as described in the Prospectus.

      Current income is not a criterion used to select portfolio securities. However, certain debt securities may be selected for the Fund's portfolio for defensive or diversification purposes (including debt securities that the Adviser believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below under "Convertible Securities."

      Securities of smaller capitalization issuers may be traded on securities exchanges or in the over-the-counter markets. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That may make it more difficult for the Fund to sell a security when it wants to, or may adversely affect the price the Fund will be able to obtain.

      Among the companies in which the Fund may invest are small, unseasoned companies that may have been in operation for only a short period. Securities of these companies may be subject to more volatility in their prices even than smaller companies generally. They might have a more limited trading market, which could adversely affect the Fund's ability to dispose of them and may reduce the price the Fund might be able to obtain for them. For example, other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security.

      Preferred Stock. Preferred stock, unlike common stock, generally has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend that exceeds the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions before maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights of holders of a corporation's debt securities or other creditors.


      Convertible Securities. Convertible securities are generally a form of debt security with a feature allowing conversion into equity securities, so the Adviser considers them to be equivalent to "equity securities." As a result, the rating assigned to the security has less impact on the Adviser's investment decision with respect to convertible debt securities than in the case of non-convertible fixed income securities. Convertible securities typically rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.


      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They may include securities that are investment grade or below investment grade. Securities that are below investment grade (whether they are rated by a nationally-recognized rating organization or are unrated securities that the Adviser deems to be below investment grade) have greater risks of default than investment grade securities. In addition, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

      Rights and Warrants. The Fund also may invest in warrants or rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants typically have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Foreign Securities. Although the Fund intends to focus its investments in the securities of companies based in North America, including Bermuda, it will generally also purchase equity securities issued or guaranteed by companies organized and based in countries other than in North America. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: reduction of income by foreign taxes; fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities. For example, if a fund sells all of its securities during the fiscal year, its portfolio turnover rate would be 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund does not expect to have a portfolio turnover rate of more than 100% annually, but the Adviser's investment strategies may require higher turnover from time to time, particularly in the initial phase. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year in order to avoid excise taxes under the Internal Revenue Code.


      Other Investment Techniques and Strategies. In seeking its objective, although not as part of its principal strategies, the Fund from time to time may employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.


      Hedging. The Fund may from time to time use hedging techniques to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. While there are many hedging techniques, the Fund currently contemplates only buying put options ("puts") on securities. However, the Fund may in the future employ other hedging instruments and strategies if they are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and gains the right to attempt to protect itself against a decline in the value of the underlying investment below the exercise price during the put period by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      The use of hedging instruments requires special skills and knowledge of investment techniques. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. For example, the exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund could pay a brokerage commission each time it buys a put or sells an underlying investment in connection with the exercise of a put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.

      Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below. In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet any credit requirements that may be set by the Fund's Board of Trustees from time to time. Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Adviser will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


      Temporary Defensive Strategies and Other Investments. The Fund may from time to time invest in instruments not described above if the Adviser deems that to be consistent with the Fund's objective and policies. It also may vary its investments or the allocation among them for temporary defensive reasons, as described in the Prospectus.


      In addition, to raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the value of Fund's total assets and, in any event, will be limited to not more than 10% of such value.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      Fundamental Policies. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities of the Fund.

      o The Fund may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities (a speculative technique known as "leverage"), for temporary defensive reasons or if necessary or advisable to fund redemptions of Fund shares. The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time. The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, the Fund's expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate borrowing for leverage, and if it does so, it will not likely do so to a substantial degree. The Fund has a non-fundamental policy that, during any period that the Fund's borrowings exceed 5% of its total assets, the Fund will not purchase portfolio securities. The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policies on borrowing is permitted.


      o The Fund may not lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

      o The Fund may not invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate.

      o The Fund may not underwrite securities of other companies. A permitted exception would be a case in which it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.


      o The Fund may not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities, which are not principal investment strategies, include borrowing money and investing in reverse repurchase agreements, as described above, as well as other techniques such as delayed-delivery and when-issued arrangements for portfolio securities transactions.

      Concentration. As described in the Prospectus, the Fund has a policy of concentrating its investments in the group of industries that participate in the process of managing risks for people, business, and institutions. The Adviser believes that this group of industries are similar in respect of the Fund's investment criteria and thus groups them as a single sector. This group includes primarily the financial services, health care, and related technology and services industries. The Adviser believes that, as the world's population ages, the demands on companies offering health care and financial services will increase dramatically and alter the way retirement and lifestyle services are delivered. The fastest growing segment are those over 85 years old. Providing care (and paying for it) for this burgeoning population is predicted to be a growing priority and growth segment of the economy of developed nations. The Adviser also focuses on companies whose business involves increasing the efficiency of companies in the financial and health care services fields, which
- it believes - are only beginning to rationalize their historically high administrative expense levels in order to expand their services and add more value to clients and shareholders.


                             MANAGEMENT OF THE FUND

      The Trustees named below are responsible for setting policy and overseeing the Fund's activities. The Trustees hire and supervise the performance of the companies that provide services to the Fund, such as the investment adviser, the independent accountants, and the custodian.

      As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right to elect Trustees only as and when required by the Investment Company Act of 1940, and may remove a Trustee in accordance with the Trust's Declaration of Trust and Bylaws.

      The following table provides information regarding each Trustee and officer of the Fund:

                       POSITION(S) HELD    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE      WITH FUND       DURING PAST 5 YEARS
---------------------  ----------------    -----------------------

William O. Bailey           Trustee        o  Terra Nova (Bermuda) Holdings
P.O. Box SN197                                Ltd., Former Chairman, President
Southampton, Bermuda                          & CEO (insurance holding company)
Age:  73                                   o  Century Shares Trust, Trustee
                                              (investment company)#
                                           o  MBIA, Inc., Former Director and
                                              CEO (insurance company)
                                           o  RamRe, Inc., Director (financial
                                              guaranty insurance)

John E. Beard               Trustee        o  Ropes & Gray, Partner (attorneys)
One International Place                    o  Century Shares Trust, Trustee
Boston, Massachusetts                         (investment company)#
Age:  66

John R. Casey*              Trustee        o  Century Capital Management, Inc.,
One Liberty Square                            Managing Director (investment
Boston, Massachusetts                         adviser)#
Age: 33                                    o  Dowling & Partners Securities
                                              LLC, Partner, Senior Analyst
                                              (broker-dealer)

William W. Dyer, Jr.*       Trustee        o  Century Capital Management, Inc.,
One Liberty Square                            Director and Former Managing
Boston, Massachusetts                         Director (investment adviser)#
Age:  65                                   o  Century Shares Trust, Trustee
                                              (investment company)#
                                           o  CCP Capital, Inc., Director and
                                              Former Vice President (management
                                              services)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#


Allan W. Fulkerson*     Chairman of the    o  Century Capital Management, Inc.,
One Liberty Square          Trustees          President and Director
Boston, Massachusetts                         (investment adviser)#
Age:  66                                   o  Century Shares Trust, Chairman of
                                              the Trustees (investment
                                              company)#
                                           o  CCP Capital, Inc., President and
                                              Director (management services)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  Massachusetts Fiduciary Advisors,
                                              Inc., President and Director
                                              (investment adviser)#

Ernest E. Monrad            Trustee        o  Northeast Investors Trust,
50 Congress Street                            Chairman of the Trustees
Boston, Massachusetts                         (investment company)
Age:  69                                   o  Century Shares Trust, Trustee
                                              (investment company)#


Michael J. Poulos           Trustee        o  Western National Corporation
3 Riverway Plaza                              (holding company) and Western
Houston, Texas                                National Life Insurance Company,
Age:  68                                      Retired Chairman, President and
                                              Chief Executive Officer
                                           o  Century Shares Trust, Trustee
                                              (investment company)#

Jerry S. Rosenbloom         Trustee        o  The Wharton School, University of
304 Colonial Penn Center                      Pennsylvania, Professor of
3641 Locust Walk                              Insurance and Risk Management
Philadelphia,                              o  Century Shares Trust, Trustee
Pennsylvania                                  (investment company)#
Age:  60


Alexander L. Thorndike*     Trustee        o  Century Capital Management, Inc.,
One Liberty Square                            Managing Director (investment
Boston, Massachusetts                         adviser)#
Age: 33                                    o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  William Blair and Company LLC,
                                              Analyst (broker-dealer)


Richard F. Cook, Jr.       Secretary       o  Century Capital Management, Inc.,
One Liberty Square                            Managing Director, Treasurer,
Boston, Massachusetts                         Clerk and Director (investment
Age:  48                                      adviser)#
                                           o  Century Shares Trust, Secretary
                                              (investment company)#
                                           o  CCP Capital, Inc., Vice
                                              President, Treasurer, Clerk and
                                              Director (management services)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  Massachusetts Fiduciary Advisors,
                                              Inc., Senior VP, Treasurer and
                                              Clerk (investment adviser)#

--------
* Indicates Trustees and Officers who are interested persons of the Fund. # Indicates a position with an entity that may be deemed an "affiliated person" of the Fund.


      Messrs. Fulkerson, Casey, Dyer, Thorndike, and Cook are affiliated with the Adviser and receive no compensation from the Fund. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund and from Century Shares Trust (also managed by the Adviser) with respect to the Fund's fiscal year ending June 30, 2000.

                                           PENSION OR           TOTAL
                                           RETIREMENT        COMPENSATION
                                            BENEFITS           FROM FUND
                                             ACCRUED           AND FUND
                         AGGREGATE         AS PART OF           COMPLEX
 NAME OF PERSON,       COMPENSATION           FUND              PAID TO
     POSITION        FROM THE FUND(1)      EXPENSES (2)        TRUSTEES(3)
 ---------------      -------------        ------------       -----------
William O. Bailey,
Trustee                   $ 250                --               $ 20,250

John E. Beard,
Trustee                   $ 250                --               $ 20,250

Ernest E. Monrad,
Trustee                   $ 250                --               $ 20,250

Michael J. Poulos,
Trustee                   $ 250                --               $ 20,250

Jerry S.Rosenbloom,
Trustee                   $ 250                --               $ 20,250

--------
(1) Estimated to be received during the current fiscal year ended June 30, 2000.
(2) The Fund neither sponsors nor pays pension or retirement benefits to Trustees or officers of the Fund.
(3) Received and estimated to be received during the period beginning July 1, 1999 and ending June 30, 2000.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of the date of this Statement of Additional Information, the Adviser was the sole initial shareholder of the Fund's Investor and Institutional Shares; the officers and Trustees as a group thus owned less than 1% of the outstanding shares of the Fund's Investor and Institutional Shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      Investment Adviser. Century Capital Management, Inc., the Fund's investment adviser, is solely owned by its officers and certain related persons. Allan W. Fulkerson, who exercises voting control over the Adviser, is both Chairman of the Trustees of the Fund and President and a Director of the Adviser. William W. Dyer, Jr., John L. Casey, and Alexander L. Thorndike are Trustees of the Fund, and they, along with Richard F. Cook, Jr., Secretary of the Fund, each serve as a Director and/or Managing Director of the Adviser.


      The Fund pays the Adviser a management fee at the end of every month. The fee will be determined and accrued on a daily basis by calculating a basic fee equal to 0.95% per annum, dividing it by 365, and applying the result to the Fund's closing net assets for the day.


      As investment adviser to the Fund, the Adviser acts with discretionary authority to invest the Fund's assets. The Adviser also performs (or arranges for performance of) certain management and administrative services necessary for the operation of the Fund. These services include providing office space, equipment and facilities, supervising relations with the Fund's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Fund's existence and records and maintaining the Fund's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Fund for the allocated cost of the Adviser's employees' providing shareholder, transfer agent and accounting services to the Fund. The Fund will pay, or may reimburse the Adviser for, its organization and start-up costs and all other expenses not borne by the Adviser. The Adviser's management fee is allocated to each class of shares based upon the relative portion of the Fund's net assets represented by that class, as are other fund expenses unless allocations can be made directly to a class, as with the expenses of distributing and servicing Investor Shares under the Distribution and Service (12b-1) Plan, transfer and shareholder servicing agent fees and expenses, and the costs of holding shareholder meetings (to the extent such expenses pertain only to a specific class).

      The Adviser may from time to time bear expenses for the Fund, subject to reimbursement of all or part of such amounts by the Fund or the respective classes. Additionally, the Adviser may elect at any time to waive some or all of its management fee, and if it does so, may discontinue the waiver at any time.

      The investment advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Adviser shall not be liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Adviser to act as investment advisor for any other person, firm or fund. The agreement permits the Fund to use the name "Century," which is used by the Adviser under license, only so long as the Adviser is permitted to use such name by the owner thereof. If the Adviser shall no longer be permitted to use the name Century, the Adviser will withdraw the right of the Fund to use the name Century as part of its name unless the Fund made separate arrangements with the owner.

      Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan (Plan) for the Investor Shares under Rule 12b-1 of the Investment Company Act. Under this Plan, the Fund and the Adviser (out of its own resources, including the management fee it receives from the Fund, without limitation) may pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of the Investor Shares. Among other things, they may make payments to brokers, dealers or other financial institutions for distribution, administrative, and account maintenance services they perform, including financing payment of sales commissions and/or the advance of service fee payments and may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), and certain other distribution expenses. All such payments are subject to the review and approval of the independent Trustees.(1) Under the Plan, the 0.25% per annum maximum service and distribution fee payable by the Fund is computed on the average of the net asset value of Investor Shares, determined as of the close of each regular business day during the applicable period.

      The Plan has been approved by a vote of the Board of Trustees, including a majority of the independent Trustees, cast in person at a meeting called for the purpose of voting on it. The plan also has been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. Unless the Plan is terminated as described below, it will continue in effect from year to year but only if the Fund's Board of Trustees and its independent Trustees specifically vote annually to approve its continuance by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The Board of Trustees and the independent Trustees must approve all material amendments to the Plan, and an amendment to increase materially the amount of payments to be made under the Plan must be approved by the Investor class shareholders. The Plan may be terminated at any time by the vote of a majority of the independent Trustees or by the vote of the holders of a "majority" of the outstanding Investor shares.

      The Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the independent Trustees. This does not prevent the involvement of others in the selection and nomination process, as long as the final decision as to selection or nomination is approved by a majority of the independent Trustees.


      Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts directly as the Fund's transfer and dividend paying agent with respect to Institutional Shares and, through its subsidiary Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts, acts as the Fund's transfer agent and dividend paying agent with respect to Investor Shares.

      Custodian. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Fund's cash and investment securities. The custodian also is responsible for receipt and delivery of the Fund's investment securities, as well as other matters specified in the custodial agreement.


      Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, acts as the independent accountants for the Fund. The independent accountants are responsible for auditing the Fund's financial statements.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

      The Fund's portfolio transactions are executed by broker-dealers and banks selected by the Adviser. The Adviser selects broker-dealers to execute Fund investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

----------
(1) The term "independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      When more than one broker-dealer firm meets the foregoing criteria for a particular transaction, the Adviser may give consideration to those firms that supply research services that may contribute to the overall performance of the Fund and of the Adviser's other client accounts, and not all of these services may be used in connection with the Fund. The research services may include analysis, quotations and statistical or other information, and the Adviser may at times pay a higher commission rate than might have been available elsewhere in recognition of the value of such services; however, the transaction will always meet the Adviser's overall criteria for obtaining best execution.

      Investment decisions for the Fund are made independently from those for other clients of the Adviser and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more other client accounts, including other investment companies and accounts in which the Adviser or its affiliates may have interests. In such cases, purchase or sale orders may be aggregated if the Adviser determines that will facilitate execution or obtaining a favorable price, or the Fund and any of such other accounts may receive a price that represents the average price of several transactions in the same security. The Adviser has adopted allocation procedures designed to allocate securities and prices fairly between the Fund and the Adviser's various other accounts.

                       CAPITAL STOCK AND OTHER SECURITIES

      The Fund is a series of Century Capital Management Trust. The number of shares of the Fund and of the Trust is not limited. Except with respect to differences arising among different series and different classes within a series as described in the Prospectus and in this Statement of Additional Information, each share has the same rights as every other share. Shares have no preemptive rights and are fully paid and non-assessable. Shares are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Series of Shares of the Trust. The Fund is the initial series of shares under the Trust. The Trustees may create and issue additional series of shares, subject to the Investment Company Act of 1940 and the rules promulgated thereunder, when, as and if they may determine, without further action by the shareholders. The Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between different series as to dividends and other distributions and on liquidation or termination of the Fund, and also to determine provisions concerning investment, reinvestment, sinking or purchase trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which (to the extent permitted by the Investment Company Act of 1940) the several series shall have separate voting rights or no voting rights. Each series may have separate voting rights on matters in which interests of one series are different from interests of another series, and votes as a separate series on matters that affect that series alone. The consideration received from the sale of shares of any series and all assets in which such consideration is invested or reinvested and all income and proceeds thereof will irrevocably belong to that series for all purposes, and they will be charged with the liabilities of the Fund in respect of that series, with assets and liabilities not readily identifiable as those of a particular series being allocated by the Trustees as they deem fair and equitable.

      Classes of Shares of a Series. The Board of Trustees also has the power, without shareholder approval, to divide unissued shares of any series of the Trust, including the Fund, into two or more classes. The Fund currently has two classes of shares: the Investor and Institutional classes. All classes of any series invest in the same investment portfolio. Each class of shares: has its own dividends and distributions, pays certain expenses that may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of Fund expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to independent Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include the Distribution and Service Plan fees for the Investor Shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

      Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Investor class shares are expected to be lower than dividends on Institutional class shares because of the effect of the asset-based Distribution and Service Plan charge on Investor class shares. Those dividends also will differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Upon a liquidation of the Trust or Fund, holders of shares would receive a pro rata portion of the net assets remaining after settlement of liabilities, including those of the respective classes.

      Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the obligations of the Trust or any series thereof (including the Fund). It also provides for indemnification and reimbursement of expenses out of the property of the applicable series for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a series shall assume the defense of any claim made against a shareholder for any act or obligation of the series and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" in certain circumstances. However, even if those circumstances applied, the risk that a shareholder of the Trust would incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The contractual arrangements of the Trust or any series thereof state that any person doing business with the Trust or such series (and each shareholder of any series of the Trust, including the Fund) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust or any series. In addition, to the extent permitted by law, the Trustees shall have no personal liability to any such person.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES


      Purchase and Redemption of Shares. The Fund offers its shares directly to the public without any sales charge, as described in the Prospectus. The shares also may be purchased through broker-dealers and "fund supermarkets," which may charge a fee for this service. The Fund may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner. Such a transaction would generally involve the issuance of Fund shares at net asset value, based upon the value of the securities acquired. The minimum initial investment for Investor Shares is $1,000; the minimum investment for subsequent purchases is $50. For Institutional Shares, the minimum initial investment is $250,000; there is no minimum for subsequent investments. For investors purchasing Institutional Shares through registered investment advisers, institutions such as trusts or foundations, or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet the minimum. The minimum for Institutional Shares does not apply to accounts of employees of the Adviser and its affiliates or related persons.

      If the value of your Institutional Share account is below
$150,000 following any redemption or transfer by you, you will have a 30-day period in which to invest an amount sufficient to restore the account value to at least $250,000. If not, the entire account will thereupon be converted to Investor Shares. You should consult your tax adviser as to the consequences of such a conversion in your case. No transfer of Institutional Shares may be made unless the recipient's account value is at least $150,000 following the transfer.

      A broker-dealer or other intermediary may be a designated agent of the Fund. If so, orders that it accepts for the purchase of shares at any time until the daily computation of the Fund's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those to the Fund separately for execution at the net asset value next computed after that business day. A purchase made through an intermediary that is not a designated agent of the Fund is made at the net asset value next determined after the order is actually received by the Fund.


      Share redemptions may be made directly from the Fund or through an intermediary, which may charge a fee for the service. Shares may be redeemed at any time at net asset value, subject to a redemption fee upon redemption of shares held less than six months, at the rate of 1.00% of the redemption proceeds for Investor Shares and 0.75% for Institutional Shares, as described in more detail in the Prospectus under Shareholder Information - Pricing of Fund Shares. The Fund may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances. The Fund has the right to suspend redemptions when the New York Stock Exchange is closed (other than on weekends or holidays) or trading on the New York Stock Exchange is restricted during any period permitted by order of the Securities and Exchange Commission for the protection of investors.

      The Fund is permitted to deliver assets in kind (in whole or in part) in lieu of cash for large redemptions pursuant to Rule 18f-1 under the Investment Company Act of 1940. The Trustees are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the liquidating value of the Fund during any 90-day period for any one shareholder, but may make redemptions in kind above that limitation. Shareholders receiving redemptions in kind may incur brokerage costs in converting securities received in cash.

      Offering Price. The offering price of the Fund's shares is the net asset value per share. Net asset value of the Fund is determined by the Fund's custodian as described in the Prospectus. Equity securities traded on a national securities exchange or Nasdaq are valued at the last sale price on the national securities exchange on which such securities are primarily traded or Nasdaq, as the case may be. Securities for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will generally be valued based on market quotations. Securities quoted in foreign currency, if any, are valued in U.S. dollars at the foreign currency exchange rate prevailing at the time the net asset value per share is determined.

      Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other debt securities are valued by a pricing service that utilized electronic date processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees.

                              TAXATION OF THE FUND

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code for 1999 and thereafter. This special tax status means that the Trust will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Trust must comply with certain requirements. If the Trust fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Trust could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                         CALCULATION OF PERFORMANCE DATA

      Presentation of Data. The Fund may from time to time present its investment performance in advertisements, shareholder reports or other communications. In those communications, the Fund may compare its performance to
(a) indexes of groups of unmanaged stocks, such as the Russell 2000 Index, (b) indexes of mutual funds prepared by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, and (c) the Consumer Price Index demonstrating changes in the average cost of living. The investment performance of the Fund or such indexes may be calculated, ranked, rated or otherwise described by independent publications or a analysts such as Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, Lipper Analytical Services, Inc., Money Magazine, Morningstar, Mutual Fund Forecaster, No Load Fund X, The Value Line Mutual Fund Survey, The Wall Street Journal, and Wiesenberger Investment Companies Service, and such information may also be presented. The performance of each class of shares will be shown separately because the performance of each class of shares will usually vary as a result of the different kinds and amounts of expenses each class bears.

      Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is computed as follows. A hypothetical investment of $1,000 ("Invested Amount") is assumed to have been made in each class of shares at the beginning of the investment period, resulting in the purchase of a certain number of shares of that class at the effective net asset value. All income dividend and capital gain distributions made by the Fund over such period are assumed to have been reinvested in additional shares of that class at the then effective net asset value, thereby increasing share holdings. At the end of the investment period, the number of shares of that class then assumed held is multiplied by the ending net asset value of that class, resulting in the amount which the assumed investment would have been worth on redemption at that time ("Redeemed Amount"). The Redeemed Amount is then compared to the Invested Amount, and the average annual compounded rate of return for that class is derived for the period by application of a standard compound interest rate calculation. The average annual total return figures are computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested in each class to the ending redeemable value, according to the formula P(1 + T)n = ERV, where:

                    P   = a hypothetical initial payment of $1,000,
                    T   = average annual total return,
                    n   = number of years, and
                    ERV = ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

                              FINANCIAL STATEMENTS

      Financial statements are not included in this Statement of Additional Information because the Fund has not yet completed a fiscal year of investment operations.

                          CENTURY SMALL CAP SELECT FUND

                                    FUND N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.


      (a) Declaration of Trust dated August 27, 1999. Filed as Exhibit 23(a) to the Fund's initial registration statement filed August 27, 1999 and incorporated herein by reference.

      (b) By-Laws dated August 27, 1999. Filed as Exhibit 23(b) to the Fund's initial registration statement filed August 27, 1999 and incorporated herein by reference.


      (c) Not applicable.

      (d) Form of Investment Advisory and Management Services Agreement between the Fund and Century Capital Management, Inc. Filed herewith.

      (e) Not applicable.

      (f) Not applicable.

      (g) Custodian Contract. To be filed with pre-effective amendment.

      (h) Transfer Agency and Service Agreement To be filed with pre-effective amendment.

      (i) Opinion of counsel as to legality of shares being registered and consent to the use thereof. To be filed with pre-effective amendment.

      (j) Consent of certified public accountants. To be filed with pre-effective amendment.

      (k) Not applicable.

      (l) Investment Letter from Century Capital Management, Inc. to the Fund. To be filed with pre-effective amendment.


      (m) Form of distribution and service plan to be adopted pursuant to Rule 12b-1. Filed as Exhibit 23(m) to the Fund's initial registration statement filed August 27, 1999 and incorporated herein by reference.


      (n) (i) Financial Data Schedule for Investor Class shares. Not applicable.

          (ii) Financial Data Schedule for Institutional Class shares. Not applicable.


      (o) Form of multiple class plan to be adopted pursuant to Rule 18f-3. Filed as Exhibit 23(o) to the Fund's initial registration statement filed August 27, 1999 and incorporated herein by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

There are no subsidiaries of, or other persons controlled by, the Fund. The following persons may be deemed to be under common control with the Fund as a result of direct or indirect control by shareholders of Century Capital Management, Inc. (CCM). CCM is the investment adviser to the Fund.

                                    State of
Person                            Organization  Basis of Control
------                            ------------  ----------------

Century Capital Management, Inc.      MA        Ownership of more than 25% of
                                                voting stock by Allan W.
                                                Fulkerson, a Trustee of the
                                                Fund.

Century Shares Trust                  MA        Century Capital Management,
                                                Inc. is the investment
                                                adviser of Century Shares
                                                Trust.

CCM Ventures, L.P.                    DE        Century Capital Management,
                                                Inc. is the general partner
                                                of CCM Ventures, L.P.

CCP Capital, Inc.                     MA        Ownership of more than 25% of
                                                voting stock by each of
                                                Messrs. Fulkerson and William
                                                W. Dyer, Jr., a Trustee of
                                                the Fund.

CCP Capital II, LLC                   DE        Ownership of more than 25% of
                                                managing member interests by Mr.
                                                Fulkerson and affiliates.

Massachusetts Fiduciary               MA        Ownership of more than 25% of
  Advisors, Inc.                                voting stock by Mr. Fulkerson.

MFA-MASTERS Limited Partnership       MA        Massachusetts Fiduciary
                                                Advisors, Inc. is the general
                                                partner of MFA-MASTERS
                                                Limited Partnership.

ISF Limited Partnership               MD        Century Capital Management,
                                                Inc. is the general partner
                                                of, and the investment
                                                adviser to, ISF Limited
                                                Partnership.

Century Capital Partners, L.P.        DE        CCP Capital, Inc. is the
                                                general partner of, and
                                                Century Capital Management,
                                                Inc. is the investment
                                                adviser to, Century Capital
                                                Partners, L.P.

Century Capital Partners II, L.P.     DE        CCP Capital II, LLC is the
                                                general partner of, and
                                                Century Capital Management,
                                                Inc. is the investment
                                                adviser to, Century Capital
                                                Partners II, L.P.

Century Merchant Bankers LLC          MD        Century Capital Management,
                                                Inc. and Mr. Fulkerson are
                                                the sole members.

ITEM 25.  INDEMNIFICATION.

Reference is made to the provisions of Article VII of registrant's Agreement and Declaration of Trust filed as Exhibit 23(a) to this registration statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding), is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Century Capital Management, Inc. (the "Adviser") is the investment adviser to three investment limited partnerships.

The directors and officers of the Adviser have been associated during the last two fiscal years with the entities and in the capacities listed opposite each such director's or officer's name in the following table.

Name\                                              Other
Current Position(s) with Adviser             Associated Company                   Address                        Position
--------------------------------             ------------------                   -------                        --------
Allan W. Fulkerson                     Century Capital Management,     One Liberty Square             President, Director
President, Director                    Inc.                            Boston, MA

                                       Massachusetts Fiduciary         One Liberty Square             President, Director
                                       Advisors, Inc.                  Boston, MA

                                       Century Shares Trust            One Liberty Square             Chairman, Trustee
                                                                       Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        Director
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital, Inc.               One Liberty Square             President, Director
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Lumber Mutual Insurance         One Speen Street               Director & Chairman of
                                       Company                         Framingham, MA                 Executive Committee

                                       North American Lumber           One Speen Street               Director & Chairman of
                                       Insurance Company               Framingham, MA                 Executive Committee

                                       Seaco Insurance Co.             One Speen Street               Director & Chairman of
                                                                       Framingham, MA                 Executive Committee

                                       SCUUL, Limited                  Wesley Street                  Director
                                                                       Hamilton, Bermuda

                                       Mutual Risk Management Ltd.     69 Front Street                Director
                                                                       Hamilton, Bermuda

                                       Tempest Reinsurance             Clarendon House                Director
                                                                       Two Church Street
                                                                       Hamilton, Bermuda

                                       Terra Nova (Bermuda)            7 Victoria Street              Director
                                       Holdings, Inc.                  Hamilton, Bermuda

                                       Risk Capital Holdings, Inc.     20 Horseneck Lane              Director
                                                                       Greenwich, CT

                                       Wellington Underwriting plc     2 Minster Court                Director
                                                                       Mincing Lane, London

                                       Cairnstone, Inc.                5201 Blue Lagoon Drive         Director
                                                                       Miami, FL

                                       HCC Insurance Holdings, Inc.    13403 N.W. Freeway             Director
                                                                       Houston, TX

                                       Ladd Financial Group, Inc.      246 Park Street                Director
                                                                       W. Springfield, MA

                                       The Galtney Group, Inc.         820 Gessner                    Director
                                                                       Houston, TX

                                       International Financial         800 Fifth Avenue               Director
                                       Group, Inc.                     New York, NY

                                       Lua Seguros La Portena SA       Bartolome Mitre 363            Director
                                                                       Buenos Aires
                                                                       Argentina

Frank R. Bazos                         Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Director
                                                                       Boston, MA

                                       ABN AMRO                        280 South LaSalle Street       Vice President
                                                                       Chicago, IL

                                       TA Associates                   125 High Street                Vice President
                                                                       Boston, MA

                                       AdminiQuest, Inc.               111 S. Tejon Street            Director
                                                                       Colorado Springs, CO

Ivan E. Brown                          Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Business Backers Management     4225 Executive Square          Director
                                       Corp.                           La Jolla, CA

John R. Casey                          Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Dowling & Partners Securities   36 Trumbull Street             Partner, Senior Analyst
                                       LLC                             Hartford, CT

Richard F. Cook, Jr.                   Century Capital Management,     One Liberty Square             Managing Director, Treasurer
Managing Director, Treasurer and       Inc.                            Boston, MA                     and Clerk, Director
Clerk, Director

                                       Massachusetts Fiduciary         One Liberty Square             Senior V.P., Treasurer and
                                       Advisors, Inc.                  Boston, MA                     Clerk

                                       Century Shares Trust            One Liberty Square             Secretary
                                                                       Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        Director
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital, Inc.               One Liberty Square             Vice President, Treasurer
                                                                       Boston, MA                     Director

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       The Patriot Group, Inc.         5709 Linglestown Road          Director
                                                                       Harrisburg, PA

                                       Specialty Insurance Service     The City Drive South           Director
                                                                       Orange, CA

                                       Great Northwest Holding Co.,    2229 W. State Street           Director
                                       Inc.                            Boise, ID

                                       DP Mann Holdings Limited        6 London Street                Director
                                                                       London, England

                                       Ineas, B.V.                     Entrada 123                    Director
                                                                       Amsterdam
                                                                       The Netherlands

William W. Dyer, Jr.                   Century Capital Management,     One Liberty Square             Managing Director (through
Director                               Inc.                            Boston, MA                     June 30, 1999), Director

                                       Century Shares Trust            One Liberty Square             Trustee
                                                                       Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        Director
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital, Inc.               One Liberty Square             Vice President, Director
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       The Patriot Group, Inc.         5709 Linglestown Road          Director
                                                                       Harrisburg, PA

                                       Sen-Tech International          111 John Street                Director
                                       Holdings, Inc.                  New York, NY

                                       Seneca Insurance Company, Inc.  111 John Street                Director
                                                                       New York, NY

                                       PFG, Inc.                       980 Harvest Drive              Director
                                                                       Blue Bell, PA

                                       CORE Insurance Holdings, Inc.   1010 Washington Blvd.          Director
                                                                       Stamford, CT

                                       American Direct Business        5 Waterside Crossing           Director
                                       Insurance Agency, Inc.          Windsor, CT

Richard J. Freeman                     Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       CCP Capital, Inc.               One Liberty Square             Vice President
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       EQE International, Inc.         44 Montgomery Street           Director
                                                                       San Francisco, CA

                                       Vista Information Solutions,    5060 Shoreham Place            Director
                                       Inc.                            San Diego, CA

                                       InsWeb Corporation              1875 S. Grant Street           Director
                                                                       San Mateo, CA

                                       RewardsPlus of America Corp.    100 S. Charles Street          Director
                                                                       Baltimore, MD

Davis R. Fulkerson                     Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Massachusetts Fiduciary         One Liberty Square             Vice President
                                       Advisors, Inc.                  Boston, MA

                                       Automation Solutions, Inc.      1890 W. 4000 So.               Director
                                                                       Roy, Utah

                                       CEM Associates, Inc.            1805 Highpoint Drive           Director
                                                                       Naperville, IL

                                       RewardsPlus of America, Inc.    100 S. Charles Street          Director
                                                                       Baltimore, MD

Mark A. McLennan                       Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Market Knowledge, Inc.          1120 South Capital             Director
                                                                       Austin, TX

                                       BankBoston, N.A.                100 Federal Street             Executive Vice President
                                                                       Boston, MA

James B. Stradtner                     Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        President
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Kentucky Home Mutual            Louisville, KY                 Director
                                       Insurance Co.

                                       Montgomery Mutual Insurance     Sandy Spring, MD               Director
                                       Co.

                                       Legal Mutual Insurance Co.      Baltimore, MD                  Director

                                       Great Northwest Holding         2229 W. State Street           Director
                                       Company, Inc.                   Boise, ID

                                       Mastercare                      Cranford, NJ                   Director

                                       National Healthcare             100 Woodbury Road              Director
                                       Resources, Inc.                 Woodbury, NY

                                       American Direct Insurance       5 Waterside Crossing           Director
                                       Agency, Inc.                    Windsor, CT

                                       CEM Associates, Inc.            1805 Highpoint Drive           Director
                                                                       Naperville, IL

Alexander L. Thorndike                 Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA


                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA


                                       William Blair and Company LLC   222 West Adams Street          Analyst
                                                                       Chicago, IL

ITEM 27.  PRINCIPAL UNDERWRITERS

Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


All applicable accounts, books and documents required to be maintained by Fund by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession and custody of the Fund, One Liberty Square, Boston, Massachusetts, 02109 and/or its custodian and co-principal transfer agent and dividend paying agent (with respect to Institutional Shares), State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, and/or its co-principal transfer agent and dividend paying agent (with respect to Investor Shares), Boston Financial Data Services, Two Heritage Drive, North Quincy, Massachusetts, 02171. State Street Bank and Trust Company (with respect to Institutional Shares) and Boston Financial Data Services (with respect to Investor Shares), as the Fund's co-transfer agents, maintain shareholder records. The Fund also maintains portfolio trading documents and certain corporate documents. The custodian maintains the general ledger, supporting accounting data and all other accounts, books and documents.


ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 27th day of October, 1999.


                                    CENTURY CAPITAL MANAGEMENT TRUST



                                    By:   /s/ Allan W. Fulkerson
                                          ---------------------------
                                          Allan W. Fulkerson,
                                          Trustee

                          CENTURY SMALL CAP SELECT FUND

                                  EXHIBIT INDEX

Exhibit No. Description



23(d) Form of Investment Advisory and Management Services Agreement between the Fund and Century Capital Management, Inc.